Income taxes (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
Income taxes recognized during the three and six months ended June 30, 2019 and June 30, 2018, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Provision for income taxes	$12,456	$9,212	$24,496	$19,862
Tax impact of restructuring and other items	—	(1,453)	—	(1,453)
Provision for income taxes	$12,456	$7,759	$24,496	$18,409